Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Feb. 01, 2015	Feb. 02, 2014
Current assets:
Cash and cash equivalents	$ 70,876	$ 38,080
Inventories (Note 2)	18,457	15,354
Prepaid expenses	10,641	9,670
Deferred income taxes (Note 7)	30,962	24,802
Income taxes receivable	2,421	2,445
Other current assets	9,923	8,993
Total current assets	143,280	99,344
Property and equipment (net of $252,160 and $195,339 accumulated depreciation as of February 1, 2015 and February 2, 2014, respectively) (Note 3)	436,048	388,093
Tradenames (Note 4)	79,000	79,000
Goodwill (Note 4)	272,592	272,428
Other assets and deferred charges	19,769	22,893
Total assets	950,689	861,758
Current liabilities:
Current installments of long-term debt (Note 6)		1,500
Accounts payable	35,001	36,092
Accrued liabilities (Note 5)	89,198	74,379
Income taxes payable	1,570	1,073
Deferred income taxes (Note 7)	371
Total current liabilities	126,140	113,044
Deferred income taxes	27,828	23,654
Deferred occupancy costs	99,847	81,743
Other liabilities	9,157	8,692
Long-term debt, less current installments, net of unamortized discount (Note 6)	429,020	484,177
Commitments and contingencies
Stockholders' equity:
Common stock, $0.01 par value, 400,000,000 shares authorized shares: 40,217,640 and 33,452,684 issued shares as of February 1, 2015 and February 2, 2014, respectively	402	334
Preferred stock, 50,000,000 shares authorized; none issued
Paid-in capital	253,685	152,661
Treasury stock, 248,412 shares as of February 1, 2015 and February 2, 2014	(1,189)	(1,189)
Accumulated other comprehensive loss	(646)	(167)
Retained earnings (accumulated deficit)	6,445	(1,191)
Total stockholders' equity	258,697	150,448
Total liabilities and stockholders' equity	$ 950,689	$ 861,758